Consolidated Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 ILS (₪) ₪ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 ILS (₪) ₪ / shares shares
Profit or loss [abstract]
Research and development expenses	₪ 2,710	$ 831	₪ 2,901
General and administrative expenses	5,967	1,830	4,703
Total operating expenses	8,677	2,661	7,604
Operating loss	8,677	2,661	7,604
Financial income	(256)	(78)	(98)
Financial expenses	1,424	437	3,850
Total comprehensive loss	₪ 9,845	$ 3,020	₪ 11,356
Loss per share:
Basic and diluted loss per share (in New Shekels per share and Dollars per share) | (per share)	₪ 0.025	$ 0.008	₪ 0.034
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares)	391,486,542	391,486,542	338,182,275